Commitments and Contingencies (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities, Current [Abstract]
Vendor payments	$ 5,254	$ 3,896	$ 2,918
Employee commissions and bonuses	8,372	11,344	9,000
Payroll and other employee related expense	8,810	6,957	2,789
401k and pension expense	1,459	1,358	851
Other taxes	1,232	1,864	820
Total accrued expense	$ 25,127	$ 25,419	$ 16,378